Condensed Consolidated Balance Sheets (Parentheticals) (Unaudited) - $ / shares	Jun. 30, 2015	Dec. 31, 2014
CONDENSED CONSOLIDATED BALANCE SHEETS [Abstract]
Preferred stock par value	$ 0.0001	$ 0.0001
Preferred stock shares authorized	1,000,000	1,000,000
Preferred stock shares issued	74,229	75,069
Preferred stock shares outstanding	74,229	75,069
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares authorized	250,000,000	250,000,000
Common stock shares issued	107,835,547	105,831,718
Common stock shares outstanding	107,835,547	105,831,718